Current and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Detailed Information about Current and Long-term Debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2017 and December 31, 2016:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Current portion (1)	$113,036	$353,012
Finance lease (2)	50,146	—
Current portion of long-term debt	163,182	353,012

Non-current portion (3)	1,937,018	1,529,669
Finance lease (4)	666,993	—
	$2,767,193	$1,882,681

(1)
The current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.7 million. The current portion at December 31, 2016 was net of unamortized deferred financing fees of $4.3 million.

(2)	The current portion at December 31, 2017 was net of unamortized deferred financing fees of $0.1 million.

(3)
The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $33.4 million. The non-current portion at December 31, 2016 was net of unamortized deferred financing fees of $33.1 million.

(4)	The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.1 million.
The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount in the facility shall at all times be no less than the following:

From	To	Minimum ratio
01-Jan-16	31-Dec-16	165%
01-Jan-17	31-Dec-17	160%
01-Jan-18	31-Dec-18	155%
01-Jan-19	31-Dec-19	150%
01-Jan-20	Thereafter	145%
The following is a table summarizing the carrying value our current debt, non-current debt and available debt, by facility, as of December 31, 2017. The vessels collateralized under each facility as of December 31, 2017 are listed in Note 6. Interest accrued on our outstanding indebtedness has been recorded within accrued expenses on our consolidated balance sheets.

	As of December 31, 2017
In thousands of U.S. dollars	Current	Non-Current	Total outstanding	Available
K-Sure Credit Facility	$2,757	$237,162	$239,919	$—
KEXIM Credit Facility	33,650	299,300	332,950	—
Credit Suisse Credit Facility	1,945	51,543	53,488	—
ABN AMRO Credit Facility	8,887	104,425	113,312	—
ING Credit Facility	3,388	106,456	109,844	—
BNP Paribas Credit Facility	3,450	39,100	42,550	—
Scotiabank Credit Facility	1,110	27,750	28,860	—
NIBC Credit Facility	2,849	31,863	34,712	—
2016 Credit Facility	20,376	175,603	195,979	—
2017 Credit Facility	11,561	130,253	141,814	21,450	(1)
HSH Credit Facility	1,592	13,824	15,416	—
DVB 2017 Credit Facility	5,920	72,520	78,440	—
Credit Agricole Credit Facility	7,703	96,211	103,914	—
ABN / K-Sure Credit Facility	3,076	46,832	49,908	—
Citi / K-Sure Credit Facility	6,443	97,609	104,052	—
Ocean Yield Lease Financing	10,263	158,753	169,016	—
CMBFL Lease Financing	4,717	61,198	65,915	—
BCFL Lease Financing (LR2s)	6,742	97,445	104,187	—
CSSC Lease Financing	18,134	251,831	269,965	—
BCFL Lease Financing (MRs)	10,401	98,831	109,232	—
Senior Notes Due 2020	—	53,750	53,750	—
Senior Notes Due 2019	—	57,500	57,500	—
Convertible Notes	—	328,717	328,717	—
	164,964	2,638,476	2,803,440	21,450
Less: deferred financing fees	(1,782)	(34,465)	(36,247)	—
	$163,182	$2,604,011	$2,767,193	$21,450

(1)
Availability can be used to finance the lesser of 60% of the contract price and 60% of the fair market value of the vessel that was collateralized under this facility in January 2018, STI Jardins. This amount was drawn when this vessel was delivered in January 2018.

The drawdowns are summarized as follows:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$28.3	April 2017	STI Alexis
18.9	April 2017	STI Seneca
17.9	April 2017	STI Milwaukee
16.3	April 2017	STI Wembley
During the year ended December 31, 2017, we made the following drawdowns to partially finance the purchase of seven newbuilding MRs:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$20.4	March 2017	STI Galata
20.4	April 2017	STI Bosphorus
21.0	June 2017	STI Leblon
21.0	July 2017	STI La Boca
20.6	September 2017	STI San Telmo
20.7	October 2017	STI Donald C Trauscht
21.5	December 2017	STI Esles II
The table below details the dividends declared from the issuance of the Convertible Notes through December 31, 2017 and their corresponding effect to the conversion rate of the Convertible Notes. The conversion rate as of December 31, 2017 was 98.7742.

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
August 22, 2014	$0.100	82.8556
November 25, 2014	$0.120	84.0184
March 13, 2015	$0.120	85.2216
May 21, 2015	$0.125	86.3738
August 14, 2015	$0.125	87.4349
November 24, 2015	$0.125	88.6790
March 10, 2016	$0.125	90.5311
May 11, 2016	$0.125	92.5323
September 15, 2016	$0.125	94.9345
November 25, 2016	$0.125	97.7039
February 23, 2017	$0.010	97.9316
May 11, 2017	$0.010	98.1588
September 25, 2017	$0.010	98.4450
December 13, 2017	$0.010	98.7742
(1) Per $1,000 principal amount.

In February 2017, we refinanced the outstanding indebtedness related to STI Duchessa and STI Onyx by repaying an aggregate of $23.7 million on our 2011 Credit Facility and drawing down an aggregate of $31.1 million from this facility as follows:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$16.5	February 2017	STI Duchessa
14.6	February 2017	STI Onyx
The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount of the facility shall at all times be no less than the following:

From	To	Minimum ratio
01-Jan-16	31-Dec-16	165%
01-Jan-17	31-Dec-17	160%
01-Jan-18	31-Dec-18	155%
01-Jan-19	31-Dec-19	150%
01-Jan-20	Thereafter	145%
The following table depicts the indebtedness assumed as part of the NPTI Vessel Acquisition and Merger. The terms and conditions of each of these facilities are described below.

In thousands of U.S. dollars	Balance assumed from NPTI (1)	Fair value adjustments (2)	Opening balance sheet fair value	Scheduled repayments	Other repayments		Accretion / (amortization) of fair value adjustments (3)	Carrying Value at December 31, 2017
Credit Agricole Credit Facility	$118,289	$(4,433)	$113,856	$(4,284)	$(6,142)	(4)	$484	$103,914
ABN AMRO/K-Sure Credit Facility	55,307	(3,739)	51,568	(1,926)	—		266	49,908
Citi/K-Sure Credit Facility	116,274	(8,690)	107,584	(4,208)	—		676	104,052
Ocean Yield Lease Financing	174,180	(1,774)	172,406	(3,459)	—		69	169,016
CMBFL Lease Financing	69,333	(1,029)	68,304	(2,454)	—		65	65,915
BCFL Lease Financing (LR2s)	110,559	(4,136)	106,423	(2,439)	—		203	104,187
CSSC Lease Financing	280,819	6,415	287,234	(6,071)	(10,913)	(5)	(285)	269,965
	$924,761	$(17,386)	$907,375	$(24,841)	$(17,055)		$1,478	$866,957

(1)    These amounts represent the carrying value of NPTI's borrowings as of the closing date of (i) the NPTI Vessel Acquisition on June 14, 2017 (which relates to the Credit Agricole Credit Facility) and (ii) the September Closing on September 1, 2017 (which relates to all other facilities).
(2)    The carrying value of NPTI's borrowings was adjusted to fair value as part of the purchase price allocation, which is described in Note 2. These figures represent the fair value adjustments for each facility or financing arrangement as of the closing dates of the NPTI Vessel Acquisition and the September Closing.
(3)    These amounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing.
(4)     Represents the release of $6.1 million held in retention and debt service reserve accounts on the closing date of the NPTI Vessel Acquisition. The proceeds from these releases were used to repay the outstanding indebtedness under this facility at that date.
(5)    Represents the release of $10.9 million held in a restricted cash account in September 2017, which was assumed at the September Closing.  This amount was held as restricted cash upon the September Closing and subsequently utilized to repay the outstanding indebtedness under this arrangement in order to maintain compliance with the security coverage ratio (which is described further below).
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than the following percentage of the then aggregate outstanding principal amount of the loans under the credit facility.

From	To	Minimum ratio
29-Feb-16	31-Mar-19	155%
1-Apr-19	31-Mar-20	150%
1-Apr-20	Thereafter	145%
Concurrent with the amendment on the ratio of EBITDA to net interest expense financial covenant in August 2017, the security cover ratio under the 2017 Credit Facility was revised such that the aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than the following percentages of the then aggregate outstanding principal amount of the loans under the credit facility:

From	To	Minimum ratio
3-Aug-17	31-Dec-17	160%
1-Jan-18	31-Dec-18	155%
1-Jan-19	31-Dec-19	150%
1-Jan-20	Thereafter	145%
The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2017:

		Activity
In thousands of U.S. dollars	Outstanding balance as of December 31, 2016	Drawdowns	Debt assumed from NPTI (1)	Repayments	Other Activity(2)		Outstanding balance as of December 31, 2017
2011 Credit Facility	$93,041	$—	$—	$(93,041)	$—		$—
K-Sure Credit Facility	314,032	—	—	(74,113)	—		239,919
KEXIM Credit Facility	366,600	—	—	(33,650)	—		332,950
Credit Suisse Credit Facility	—	58,350	—	(4,862)	—		53,488
ABN AMRO Credit Facility	126,350	—	—	(13,038)	—		113,312
ING Credit Facility	124,290	—	—	(14,446)	—		109,844
BNP Paribas Credit Facility	32,200	40,825	—	(30,475)	—		42,550
Scotiabank Credit Facility	32,190	—	—	(3,330)	—		28,860
NIBC Credit Facility	39,817	—	—	(5,105)	—		34,712
2016 Credit Facility	281,184	—	—	(85,205)	—		195,979
DVB 2016 Credit Facility	88,375	—	—	(88,375)	—		—
2017 Credit Facility	—	145,500	—	(3,686)	—		141,814
HSH Credit Facility	—	31,125	—	(15,709)	—		15,416
DVB 2017 Credit Facility	—	81,400	—	(2,960)	—		78,440
Credit Agricole Credit Facility	—	—	113,856	(4,284)	(5,658)	(3)	103,914
ABN / K-Sure Credit Facility	—	—	51,568	(1,926)	266		49,908
Citi / K-Sure Credit Facility	—	—	107,584	(4,208)	676		104,052
Ocean Yield Lease Financing	—	—	172,406	(3,459)	69		169,016
CMBFL Lease Financing	—	—	68,304	(2,454)	65		65,915
BCFL Lease Financing (LR2s)	—	—	106,423	(2,439)	203		104,187
CSSC Lease Financing	—	—	287,234	(6,071)	(11,198)	(4)	269,965
BCFL Lease Financing (MRs)	—	110,942	—	(1,710)	—		109,232
Unsecured Senior Notes Due 2020	53,750	—	—	—	—		53,750
Unsecured Senior Notes Due 2017	51,750	—	—	(51,750)	—		—
Unsecured Senior Notes Due 2019	—	57,500	—	—	—		57,500
Convertible Notes	316,507	—	—	—	12,210		328,717
	$1,920,086	$525,642	$907,375	$(546,296)	$(3,367)		$2,803,440

(1)    These amounts represent the opening balance sheet fair value of the indebtedness assumed from NPTI.
(2)    Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below) and (ii) accretion of our Convertible Notes of $12.2 million.
(3)     Includes the release of $6.1 million held in retention and debt service reserve accounts on the closing date of the NPTI Vessel Acquisition. The proceeds from these releases were used to repay the outstanding indebtedness under this facility at that date.
(4)    Includes the release of $10.9 million held in a restricted cash account in September 2017, which was assumed at the September Closing.  This amount was held as restricted cash upon the September Closing and subsequently utilized to repay the outstanding indebtedness under this arrangement in order to maintain compliance with this facility's security coverage ratio (which is described further below).
We made the following drawdowns from our Credit Suisse Credit Facility during the year ended December 31, 2017:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$29.4	February 2017	STI Selatar
29.0	March 2017	STI Rambla
Financial expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Interest payable on debt (1)	$86,703	$63,858	$61,082
Amortization of deferred financing fees	13,381	14,149	14,688
Write-off of deferred financing fees (2)	2,467	14,479	2,730
Accretion of Convertible Notes (as described in Note 13)	12,211	11,562	11,096
Accretion of premiums and discounts on assumed debt(3)	1,478	—	—
Total financial expenses	$116,240	$104,048	$89,596

(1)
The increase in interest payable in each year is primarily attributable to increases in the Company’s average debt balance in addition to increases in LIBOR rates throughout 2017. Average debt outstanding during the years ended December 31, 2017, 2016 and 2015 was $2,265.7 million, $1,986.6 million and $1,941.0 million, respectively. The increase in average debt during the year ended December 31, 2017 was primarily the result of the Merger and the assumption of NPTI's indebtedness of $907.4 million in aggregate. Interest payable during those periods was offset by interest capitalized from vessels under construction (as described in Note 7) of $4.2 million, $6.3 million and $5.6 million, during the years ended December 31, 2017, 2016 and 2015 respectively.

(2)
The write-off of deferred financing fees in the year ended December 31, 2017 includes (i) $0.5 million related to the repayment of debt as a result of the sales of two vessels (as described in Note 6), (ii) $0.1 million related to the repayment of debt as a result of the sale and operating leasebacks of three vessels (as described in Note 6), (iii) $1.1 million related to the repayment of debt as a result of the finance lease arrangements for five vessels (as described in Note 13), and (iv) $0.8 million related to the refinancing of outstanding borrowings under various credit facilities and repurchase of our Senior Notes due 2017 as described in Note 13. The write-off of deferred financing fees in the year ended December 31, 2016 includes (i) $3.2 million related to the repayment of debt as a result of the sales of five vessels, and (ii) $11.2 million related to the refinancing of outstanding borrowings under various credit facilities and the repurchase of our Convertible Notes as described in Note 13. The write-off of deferred financing fees in the year ended December 31, 2015 relates to the refinancing of outstanding indebtedness.

(3)
The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing. These premiums or discounts are described in Note 13.